Segment Reporting (Details) - Schedule of each reportable segment’s revenue and income - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Battery cells and packs segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 4,288,366	$ 3,148,156	$ 1,253,569
Depreciation and amortization	(804)	(2,318)
Segment income (loss) before tax	$ 16,902	$ 251,731	$ 1,119,568
Segment gross profit margin	3.20%	15.00%	96.00%
E-bicycle sales segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 18,232,537	$ 11,165,290	$ 104,080
Depreciation and amortization	(139,501)	(82,896)	(424)
Segment income (loss) before tax	$ (2,034,515)	$ 169,452	$ 32,994
Segment gross profit margin	1.60%	9.00%	(2.00%)
Subtotal from operating segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 22,520,903	$ 14,313,446	$ 1,357,649
Depreciation and amortization	(140,305)	(85,214)	(424)
Segment income (loss) before tax	$ (2,017,613)	$ 421,183	$ 1,152,562
Segment gross profit margin	1.90%	11.00%	87.00%
Other [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 901,103	$ 929,836	$ 13,552
Depreciation and amortization	(329,543)	(466)	(3,178)
Segment income (loss) before tax	$ (1,779,032)	$ 29,178	$ (111,499)
Segment gross profit margin	(4.40%)	10.00%	39.00%
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 23,422,006	$ 15,243,282	$ 1,371,201
Depreciation and amortization	(469,848)	(85,680)	(3,602)
Segment income (loss) before tax	$ (3,796,645)	$ 450,361	$ 1,041,063
Segment gross profit margin	1.60%	11.00%	86.00%